Group Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Profit for the year	£ 6,846	£ 6,974	£ 6,564
Taxation on ordinary activities	2,478	2,189	2,108
Share of post-tax results of associates and joint ventures	(442)	(415)	(455)
Net finance costs	1,641	1,486	1,745
Profit from operations	10,523	10,234	9,962
Adjustments for
– depreciation, amortisation and impairment costs	1,305	1,076	1,450
– (increase)/decrease in inventories	(246)	433	(144)
– (increase)/decrease in trade and other receivables	(42)	(393)	300
– (decrease)/increase in Master Settlement Agreement payable	(145)	(36)	369
– increase/(decrease) in trade and other payables	3	183	(320)
– decrease in net retirement benefit liabilities	(110)	(104)	(96)
– increase/(decrease) in other provisions for liabilities	643	(145)	0
– other non-cash items	606	430	46
Cash generated from operating activities	12,537	11,678	11,567
Dividends received from associates	394	353	351
Tax paid	(2,537)	(2,314)	(2,132)
Net cash generated from operating activities	10,394	9,717	9,786
Cash flows from investing activities
Interest received	85	33	48
Purchases of property, plant and equipment	(523)	(527)	(511)
Proceeds on disposal of property, plant and equipment	31	31	44
Purchases of intangibles	(133)	(218)	(244)
Proceeds on disposals of intangibles	3	0	0
Purchases of investments	(257)	(369)	(343)
Proceeds on disposals of investments	128	141	184
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(39)	(133)	39
Disposal of subsidiary, net of cash disposed of	0	(98)	0
Net cash used in investing activities	(705)	(1,140)	(783)
Cash flows from financing activities
Interest paid	(1,578)	(1,479)	(1,737)
Interest element of lease liabilities	(25)	(23)	(26)
Capital element of lease liabilities	(161)	(154)	(164)
Proceeds from increases in and new borrowings	3,267	978	9,826
Reductions in and repayments of borrowings	(3,044)	(4,843)	(10,633)
(Outflows)/inflows relating to derivative financial instruments	(117)	229	(283)
Purchase of own shares	(2,012)	0	0
Purchases of own shares held in employee share ownership trusts	(80)	(82)	(18)
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs	0	1,681	0
Coupon paid on perpetual hybrid bonds	(60)	(6)	0
Dividends paid to owners of the parent	(4,915)	(4,904)	(4,745)
Capital injection from and purchases of non-controlling interests	(1)	1	17
Dividends paid to non-controlling interests	(158)	(150)	(136)
Other	6	3	2
Net cash used in financing activities	(8,878)	(8,749)	(7,897)
Net cash flows generated from/(used in) operating, investing and financing activities	811	(172)	1,106
Transferred to held-for-sale	(368)	0	0
Differences on exchange	431	(253)	(253)
Increase/(decrease) in net cash and cash equivalents in the year	874	(425)	853
Net cash and cash equivalents at 1 January	2,463	2,888	2,035
Net cash and cash equivalents at 31 December	£ 3,337	£ 2,463	£ 2,888